EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
Schedule of basic earnings per share and diluted earnings per share

	2012	2013	2014
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income	470,106	500,640	438,910
Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	57,510,591	58,551,925	58,475,397
Dilutive effect of share options	1,864,532	1,517,272	1,216,596
Denominator for diluted earnings per share	59,375,123	60,069,197	59,691,993
Basic earnings per share	8.17	8.55	7.51
Diluted earnings per share	7.92	8.33	7.35